Acquisitions of Subsidiaries (Details 2) (USD $)	1 Months Ended
	Jul. 31, 2013 item	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allocated Value
Goodwill		$ 51,539,654	$ 51,600,039	$ 49,400,739	$ 49,328,352
Samas
Purchase price was allocated as follows:
Number of owned leased commercial buildings	4
Allocated Value
Cash	1,061,330
Total tangible assets acquired	5,192,503
Liabilities assumed	(3,085,972)
Goodwill	1,462,335
Deferred tax liabilities	(456,602)
Total consideration	6,000,000
Samas | Favorable lease term
Allocated Value
Intangible assets acquired:	1,379,556
Amortization Period	17 years 3 months 18 days
Samas | Customer relationship
Allocated Value
Intangible assets acquired:	184,987
Amortization Period	17 years 3 months 18 days
Samas | Exclusive rights with Baidu
Allocated Value
Intangible assets acquired:	$ 261,863
Amortization Period	6 years 4 months 24 days